Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

Basis of presentation

These combined and consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

The combined and consolidated financial statements and accompanying notes have been prepared as though the Antalpha Group had been operating as a stand-alone business for all periods presented. The Company adopted the management approach to identify the operations of the Antalpha Business. In using management’s approach, considerations over how the business operates were utilized to identify historical operations that should be presented within the carve-out financial statements. This approach was taken due to the organizational structure of certain legal entities comprising the Antalpha Business.

All assets, liabilities, revenue, and expenses directly attributable to the operations have been reflected in these combined and consolidated financial statements on a historical cost basis, as recorded in the separate financial statements of each subsidiary of the Company, as well as certain entities in the Parent Group that were not transferred to the Company in the 2024 Reorganization. All revenues, costs, assets, and liabilities directly associated with the Antalpha Business are included in the accompanying combined and consolidated financial statements. Revenue and funding cost associated with Antalpha Business are specifically identifiable in the accounting records maintained by the Parent Group. In addition, the expenses of the Antalpha Business include certain allocations of employee and administrative expenses from the Parent Group as further discussed below.

Certain functions of the Parent Group have historically provided oversight for both the Antalpha Business and other businesses or entities within the Parent Group. These functions and related expenses include, but are not limited to, salaries and wages associated with executives and staff involved in corporate-level oversight, costs for facility maintenance, operational support, sales and marketing activities, and other common administrative support such as finance, legal, information technology, and human resources functions. The combined and consolidated financial statements of the Company include allocations of certain expenses from the Parent Group that are related to these functions historically provided by the Parent Group. The majority of these expenses have been allocated to the Company based on direct usage where identifiable, with the remainder allocated on a basis considered to be a reasonable reflection of the historical utilization levels of these services. As a result, the allocated expenses included in the combined and consolidated financial statements of Antalpha Group may not necessarily reflect the conditions that would have existed or the results of operations had the Company operated as an unaffiliated entity, and therefore, may not be indicative of future expenses that the Company will incur.

Cash and cash equivalents of the Antalpha Business are reflected in the combined and consolidated balance sheets. Payables to and receivables from the Parent Group, primarily related to the Antalpha Business, are often settled through movement to the intercompany accounts between subsidiaries of the Company and other entities under the Parent Group. Other than certain specific balances related to unsettled payables or receivables, the intercompany balances between the Antalpha Group and other entities under the Parent Group were accounted for as NPI. As part of the 2024 Reorganization, historical NPI was reclassified into APIC to align with the revised financial statement presentation.

Loan payables of the Antalpha Business are individually identified to reflect its borrowing from certain entities within the Parent Group. The collateral associated with these loans is reflected in the combined and consolidated balance sheets.

Related party transactions between the Company and Parent Group were considered to be effectively settled upon the completion of the 2024 Reorganization in November 2024. The net effect of the settlement of these transactions was reflected in additional paid-in capital in the combined and consolidated balance sheets.

The net equity of the Operating Entities acquired by the Company through the 2024 Reorganization are reflected on a combined and consolidated basis, up to the completion of the 2024 Reorganization and on a consolidated basis, after the completion of the 2024 Reorganization.

Consolidation

Subsequent to the 2024 Reorganization, the Company’s financial information has been prepared on a consolidated basis, for which the consolidation policies are described below.

Subsidiaries are all entities over which the Company has control. The Company controls an entity where the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Inter-company transactions, balances and unrealized gains on transactions between the Company and its subsidiaries are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

The Company operates on a fiscal year that ends on December 31.

Business combinations

The Company accounts for business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. Any excess of the purchase price over the fair value of the identifiable net assets acquired is recorded as goodwill. If the fair value of the net assets acquired exceeds the purchase price, a bargain purchase gain is recognized. Acquisition-related costs are expensed as incurred.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company performs its annual goodwill impairment test during the fourth quarter. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.

Non-controlling interests

Non-controlling interests (“NCI”) represent the portion of the equity of a subsidiary not attributable, directly or indirectly, to the Company. For the Aurelion acquisition in October 2025, the NCI was initially measured at its fair value at the acquisition date. Net income or loss and each component of other comprehensive income are attributed to the equity holders of the Company and to the NCI based on their respective ownership interests.

Risk and uncertainties

The main operations of the Company are in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in political, regulatory and social conditions in Singapore. The Company believes that it is following existing laws and regulations including its organization and structure disclosed in Note 1 and 2, such experience may not be indicative of future results.

Use of estimates

The preparation of the combined and consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions in the financial statements and notes thereto. Significant estimates and assumptions include the determination of the recognition, measurement, and valuation of current and deferred income taxes; the valuation of privately-held investment, including impairment, allowance for expected credit losses for accounts receivable and loan receivables, the extension option of operating lease, determination of fair value of share-based compensation awards, the purchase price allocation for business combinations, including the identification and valuation of intangible assets and the resulting goodwill and the subsequent assessment of impairment.

Actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties. To the extent that there are material differences between these estimates and actual results, the combined and consolidated financial statements will be affected. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the result of which forms the basis for making judgments about the carrying values of assets and liabilities.

Functional and presentation currency

Items included in the combined and consolidated financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the “functional currency”). For certain subsidiaries acquired in October 2025, the functional currency is the Hong Kong dollar (“HKD”) or the Singapore dollar (“SGD”), as applicable. The Company presents its combined and consolidated financial statements in USD.

Transactions and balances

Foreign currency transactions during the reporting period are translated at the foreign exchange rates ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the end of the reporting period. Exchange gains and losses are recognized in profit or loss.

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the foreign exchange rates ruling at the transaction dates. The transaction date is the date on which the Company initially recognizes such non-monetary assets or liabilities.

Foreign currency translation

For subsidiaries whose functional currency is not the USD, their financial statements are translated into USD for consolidation purposes. Assets and liabilities are translated at the exchange rates on each balance sheet date, while equity accounts are translated at historical exchange rates. Revenues, expenses, gains, and losses are translated using the average exchange rates during each of the periods. The resulting translation adjustments are reported as foreign currency translation adjustments within other comprehensive income (loss) and shown as a separate component of shareholders’ equity.

Fair value measurements

Accounting guidance defines fair value as the price would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2: Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3: Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, accounts receivable, USDC, XAUt receivable host contract, loan receivables, other receivables, amount due from / (due to) related parties, operating lease liabilities, and accrued expenses and other liabilities. As of December 31, 2024 and 2025, the carrying values of these financial instruments approximated their fair value.

The Company determines the fair value of crypto assets held (except for USDC and XAUt receivable host contract) and the embedded derivative component of XAUt on a recurring basis in accordance with ASC 820 Fair Value Measurement, based on quoted prices on the principal market, Level 1 inputs, based on all information that is reasonably available.

The Company determines the acquisition of long term investment on a non recurring basis based on unobservable inputs (Level 3).

Cash and cash equivalents

Cash and cash equivalents include cash and interest-bearing highly liquid investments held at financial institutions, cash on hand that is not restricted to withdrawal or use with an initial maturity of three months or less.

USDC

USDC is a type of crypto asset that is backed by reserve assets in the traditional financial system, such as cash, cash equivalents, or securities.

USDC is a stablecoin redeemable on a one-to-one basis for U.S. dollars, and, thus, is accounted for as a financial instrument in the combined and consolidated balance sheets.

Crypto assets held

Crypto assets held are accounted for as intangible assets with indefinite useful lives, initially recorded at cost and subsequently remeasured at fair value on a first-in, first-out basis at the end of each reporting period, with changes in fair value recognized in net income. Fair value is measured using quoted crypto asset prices in the principal market at the time of measurement. Fair value gains and losses on crypto assets held are recognized in fair value gain/(loss) on crypto assets held, net on the combined and consolidated statements of operations. The Company uses a licensed third-party custodian.

XAUt

XAUt tokens are digital assets issued by Tether Gold representing a contractual right to an undivided specific interest in physical gold. The Company accounts for XAUt tokens as hybrid financial instruments under ASC 815, Derivatives and Hedging. These instruments are bifurcated into two components:

Receivable Host Contract: The host contract is characterized as a non-derivative financial host representing a prepaid receivable from the issuer. It is initially measured at its allocated cost and subsequently carried at amortized cost. The host contract is subject to the expected credit losses (“ECL”) model under ASC 326, which requires the Company to maintain an allowance for expected credit losses based on the issuer’s credit risk.

Embedded Derivative: The feature providing the right to receive the value of one fine troy ounce of gold is identified as an embedded derivative because its value fluctuates based on the underlying price of gold. This embedded derivative is bifurcated from the host contract as its economic characteristics and risks are not clearly and closely related to the financial host. It is measured at fair value on a recurring basis, with changes in fair value recognized in operating income within the combined and consolidated statements of operations.

Accounts receivable

Accounts receivable represents the contractual right to receive cash or crypto assets, either on demand or on fixed or determinable dates, and is recognized as an asset on the combined and consolidated balance sheets. Accounts receivable consists of the earned but uncollected amount on our technology platform fees and technology financing fees.

Accounts receivable is recorded at the transaction price, representing the consideration the Company expects to be entitled to in exchange for satisfying performance obligations. For obligations satisfied over time, receivables are recognized as revenue is earned, typically monthly.

Loan receivables

Loan receivables represent loans made to institutions and corporates, usually settled in USDT and denominated in USD. These loans are collateralized by crypto assets, mainly Bitcoin, and Bitcoin mining machines. Loan receivables are initially measured at the amount of consideration exchanged and subsequently measured at amortized cost and adjusted for potential allowance for expected credit losses.

Mining machine loans along with their bundled hashrate loans, are typically collateralized by the mining machines the Company finances and the Bitcoin generated from specified mining machines. Mining machine loans have a term of two years, and bundled hashrate loans have the same maturity date as the machine loans to which they are bundled. Both the Company and its customers have the right to initiate full repayment of outstanding machine loans and bundled hashrate loans, provided that the initiating party gives a written notice to the other party 60 days before. Such notice shall be provided at least 30 days after the later of (i) the effective date of the machine loan or (ii) the effective date of the latest bundled hashrate loan.

Prepayments must cover all outstanding amounts, and no prepayment penalty or fee applies. Standalone hashrate loans are typically collateralized by the Bitcoin generated from specified mining machines and are provided on an open term basis. Both parties can terminate the loan with a 30-day notice, provided that Borrower shall not give such notice prior to the day falling 90 days from the relevant loan effective date. which provides the Company more flexibility on its liquidity management. Loans issued by the Company carry fixed technology financing fee rates.

Allowance for expected credit losses

The Company recognizes an allowance for receivables based on expected credit losses. In determining expected credit losses, the Company considers historical loss experience, the aging of its receivable balance, the fair value of any collateral held, and any collateral increase expected. In addition, the Company incorporates forward-looking adjustments based on macroeconomic conditions. These adjustments are derived using a regression model that correlates macroeconomic indicators, such as U.S. GDP growth, with probability of default and loss severity. The resulting forward-looking multiplier is applied to the base loss estimate to reflect expected changes in the economic environment.

The Company closely monitors the loan-to-value (“LTV”) ratio on its loan orders to ensure adequate collateralization. Under hashrate loans, a customer extends additional financing to cover for its operating expenditure on a lagging basis, and each disbursement must satisfy contractually defined LTV requirements, typically 60%-80%. The collateral account is funded daily with the Bitcoin mined during that period. If the LTV on a hashrate loan exceeds the contractually defined LTV requirements, the Company can suspend future lending. This would result in the Company suspending the financing of further operating expenditures, and while suspended, the hashrate loan customer remains obligated to maintain the mining hashrate, i.e., 100% of the Bitcoin mined daily would be added to the customer’s collateral deposit, reducing the LTV. If the customer can no longer continue mining Bitcoin, the Company has the right to close out the loan and sell the existing collateral to pay off the outstanding loan balance. For mining machine loans, the Company typically finances 50% of the mining machines, and the mining machines themselves represents the collateral for the loan, i.e., loan has initial LTV of 50%. All machine loan customers also take out hashrate loans, a.k.a. bundled hashrate loans. Bundled hashrate loans are executed in one loan agreement with the mining machine loans and both loans share the same collateral pool, i.e., the Bitcoin generated from the mining and the mining machine itself. Bundled hashrate loans are also subject to the same independent LTV requirements as standalone hashrate loans.

The Company’s Credit Committee regularly conducts a comprehensive review of loan orders, including assessing the market value of the collateral securing each loan. The Company aims to avoid having an LTV rise above 100%. In situations where an LTV approaches 100%, the Company considers expected incremental mining rewards and market conditions as part of its comprehensive review in determining whether additional allowance is necessary. As of each balance sheet date, management believes that the loans on its combined and consolidated balance sheets were adequately collateralized, and no individual loan had an LTV above 100%.

Due to the collateral requirements the Company applies to such loans, the Company’s process for collateral maintenance, and collateral held by the Company, the Company’s credit exposure is significantly limited and the allowance, write-offs or recovery balances against loan receivables for the years ended December 31, 2023 and 2024 were immaterial. During the year ended December 31, 2025, following a significant expansion in the Company’s loan business, management determined that an allowance for expected credit losses against its loan receivables and accounts receivable was necessary based on its CECL assessment, which incorporates historical loss data, current collateral levels, and forward-looking macroeconomic conditions. The provision for credit losses is recognized in the combined and consolidated statements of operations.

For the XAUt receivable host contract, the Company evaluates credit losses by applying an approach analogous to the “collateral-maintenance” practical expedient under ASC 326. The economic substance of XAUt is a unit-for-unit obligation where the issuer (Tether Gold) is contractually mandated to maintain a 1:1 physical gold reserve for every token issued. As each unit of the financial host is backed by one troy ounce of physical gold held in dedicated Gold Reserves, and the issuer has demonstrated consistent compliance with this mandate (as verified by recurring third-party assurance reports), management has a reasonable expectation that the issuer will continue to fulfill its collateral-maintenance obligations. Accordingly, the Company has determined that the expected credit loss on the XAUt financial host contract is zero.

Crypto assets collateral receivable from related party

The Company enters into loan arrangements with funding partner Northstar that require the Company to pledge certain crypto assets as collateral and maintain a certain level of collateral ratio. Collateral pledged to the funding partner is shown under “crypto assets collateral receivable from related party” in the combined and consolidated balance sheets. Crypto assets pledged as collateral are initially measured at fair value on the date they are received. Subsequently, the fair value of the pledged collateral is reassessed periodically, with any changes in fair value recognized in the Company’s financial statements.

The Company rehypothecates Bitcoin pledged by its customers to the funding partner, and the secured Bitcoin are transferred to an address designated by the funding partner. Under the loan agreements, the funding partner is required to grant the Company monitoring access to the transferred collateral held at the designated address, and the funding partner is not permitted to transfer the collateral to another address without the Company’s prior written consent, which provides the Company transparency and oversight over the collateralized assets. Upon the Company’s full repayment of its obligations, the funding partner is obligated to return the same quantity and type of crypto assets originally posted as collateral. Any fair value gains or losses arising from changes in the value of crypto asset collateral receivable from the funding partner that are repledged from customer-provided collateral are offset by corresponding fair value gains or losses on crypto asset collateral payable to customers and temporarily parked crypto assets held balances in the Company’s crypto accounts, resulting in a net effect of zero.

Besides the above rehypothecation arrangements, the Company also pledges proprietary XAUt assets to its funding partner to get fundings. For these collateral receivables there is no corresponding offset on the liability side. As a result, fair value changes on these assets are reflected in “fair value gain/(loss) on crypto-receivables, net” in the Company’s combined and consolidated statements of operations. For AURE’ XAUt collateral receivables due from related party, the fair value changes are recorded in “Fair value gain on crypto assets”.

As of December 31, 2024 and December 31, 2025, the Company has not defaulted on any of its borrowings.

Crypto assets collateral payable to customers

The Company enters into lending arrangements with its customers that require the customers to pledge crypto assets as collateral. The Company records such obligation to return collateral to the customers as “crypto assets collateral payable to customers” on the combined and consolidated balance sheets. Crypto assets collateral payable to customers are initially recorded at cost if the Company has the right to sell, pledge, or rehypothecate the collateral, and are subsequently remeasured at fair value at the end of each reporting period. Any fair value gains or losses arising from changes in the value of crypto asset collateral payable to customers are offset by corresponding fair value gains or losses on crypto asset collateral receivables from the funding partner and temporarily parked crypto assets held balances in the Company’s crypto accounts, resulting in a net effect of zero.

The Company generally requires the customer to deposit Bitcoin as the primary form of collateral on its loans. However, in certain instances where a customer withdraws Bitcoin to settle outstanding obligations, the remaining balance, if in small residual amount, may come back to the Company as USDT. Such residual balance would be included in the collateral balance reflected in the financial statements.

The loan agreements with the customers stipulate that collateral shall be returned in the same type of asset originally provided by the Company assuming no defaults. The Company is not obligated to return collateral equal to the fair value of the borrowings if the customer defaults on its loans. Instead, the Company has the right to liquidate the collateral to cover outstanding obligations.

Off-balance sheet collateral arrangements

The Company takes security over mining machines as collateral on mining machine loans, where the Company does not have the right to use the collateral. As such, the Company does not recognize the physical assets on the combined and consolidated balance sheets, because the collateral does not meet the recognition criteria.

Leases

The Company determines if an arrangement is a lease at inception. A lease is classified at the inception date as either a finance lease or an operating lease.

Operating leases are included in operating lease right-of-use (“ROU”) assets, current operating lease liabilities and non-current operating lease liabilities, in the Company’s combined and consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to April 1, 2020 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Investment

The Company accounts for long-term investments in equity securities at cost on the combined and consolidated balance sheets. The Company records an investment at cost when it is a privately held company without readily determinable fair value, the Company holds less than 20% ownership in the entities, and the Company does not have significant influence. Such investments are adjusted for observable transactions based on similar investments in the issuer (measurement alternative) or impairment loss.

Deferred offering costs

Pursuant to ASC 340, Other Assets and Deferred Costs, deferred offering costs consist of incremental costs, such as legal, accounting, and other professional fees, directly attributable to an offering of equity securities. These costs are initially capitalized and subsequently charged against the gross proceeds of the offering as a reduction of additional paid-in capital upon the completion of the offering. If an offering is terminated or aborted, the deferred offering costs are expensed immediately.

Capitalized offering costs related to ongoing or future equity programs, including at-the-market offering programs, are maintained on the combined and consolidated balance sheets as long as the Company remains committed to the offering and it is probable that the program will be completed.

Upon the completion of the Company’s initial public offering on May 14, 2025, deferred offering costs directly attributable to the IPO were charged against the gross proceeds of the offering as a reduction of additional paid-in capital. As of December 31, 2025, deferred offering costs of US$0.5 million remaining on the combined and consolidated balance sheets relate to incremental costs incurred in connection with the at-the-market offering program of Aurelion, a subsidiary of the Company. These costs are maintained on the balance sheet as the Company remains committed to the program and it is probable that the program will be completed.

Property and equipment, net

Property and equipment, net is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the lesser of the estimated useful life of the asset or the remaining lease term. The estimated useful lives of the Company’s property and equipment are generally as follows:

Property and Equipment	Useful Life
Computer equipment	3 years
Furniture and fixtures	7 years

The Company evaluates impairments of its property and equipment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the asset is not recoverable, measurement of an impairment loss is based on the fair value of the asset. When an impairment loss is recognized, the carrying amount of the asset is reduced to its estimated fair value.

Impairment for long-lived assets

The Company’s long-lived assets with finite lives, including property and equipment, net are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2024 and 2025, no impairment of long-lived assets was recognized.

Loan payables to related party and funding cost

The Company enters into loan arrangements with its funding partner on a secured basis, which are accounted for as “loan payables due to related party”. These loans are initially recognized at fair value, net of any directly attributable transaction costs, and subsequently measured at amortized cost using the effective interest method.

The Company primarily utilizes these borrowings to facilitate financing for its primary lending under a variable rate structure. Loan proceeds may be used for supply chain loans, and other purposes as mutually agreed upon from time to time. These borrowings have open-ended terms and are repayable at the option of the Company without penalty.

During the pre carve-out period, fund flows on its customer loans were facilitated through non-Antalpha accounts under the Parent Group, as the Company did not have its own accounts. Following the Company’s carve-out and commencement of independent operations, fund flows are now facilitated through the Antalpha Prime platform using Cobo technologies, with funds directed either to customers or to supply chain vendors, such as the mining machine supplier or hosting service providers.

These borrowings are denominated in USD and typically settled in USDT. The associated funding-cost fee is calculated as a percentage of the borrowed amount and is also typically settled in USDT while being denominated in USD. The funding cost is recognized on an accrued basis and included in funding cost in the combined and consolidated statements of operations.

Share-based compensation

On November 29, 2024, the Board of Directors adopted the 2024 Share Incentive Plan (the “2024 Incentive Plan”), which was subsequently amended and restated in July 2025. Share-based awards, which include service-based awards, performance-based awards, and awards with market-based vesting conditions, are measured at the grant date based on the fair value of the award.

The recognition method for compensation expenses is as follows:

(a)	service-based awards are expensed on a straight-line basis over the requisite service period;

(b)	performance-based awards that vest upon a liquidity event (e.g., an initial public offering) are recognized when the achievement of the performance target becomes probable; and

(c)	market-based awards, such as those with specified market capitalization targets, are recognized over the derived service period regardless of whether the market conditions are ultimately met, provided that the requisite service period is completed. The grant-date fair value of market-based awards incorporates the probability of reaching the specified targets.

The Company recognizes share-based compensation expenses net of actual forfeitures, over the requisite service period or when it becomes probable that performance conditions will be met.

The determination of the fair value of share-based compensation is performed with the assistance of an independent valuation specialist. The Company estimates the fair value of share options using the Binomial option pricing model for awards with service or performance conditions. For awards with market-based vesting conditions, the Company utilizes a Monte Carlo simulation model to determine the fair value of the share options by incorporating the probability of achieving the specified market capitalization targets into the valuation.

Key assumptions include the fair value of the Company’s ordinary shares (Class A or Class B, as applicable), expected volatility, expected term, risk-free interest rates, and expected dividend yield. The Company estimates its expected volatility by considering both its own historical share price volatility and the historical volatility of comparable publicly traded companies over a period equivalent to the expected term of the awards. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is 0.0% as the Company does not currently anticipate paying dividends on its ordinary shares.

Revenue recognition

The Company collects a technology financing fee as principal on its supply chain lending and a technology platform fee as an agent in providing third-party lending to its directly contracted customers. For these two streams of revenue, the Company adopted ASC 606 Revenue from Contracts with Customers (“ASC 606”) using the modified retrospective approach. Revenue is recognized when the promised services are transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The Company collects a technology financing fee as principal on its supply chain lending and a technology platform fee as an agent in providing third-party lending to its directly contracted customers. In 2025, the Company also generates other revenue from its proprietary margin loan business, where the Company acts as the principal and earns interest income on loans extended to customers. For this stream of revenue, the Company adopted ASC 310 Receivables (“ASC 310”) using effective interest rate method.

Technology financing fee

The Company acts as principal in its supply chain financing business. During the term of its loans, the Company provides technology and services to support collateral and loan portfolio management, crypto-asset fund transfer and risk management. Customers have access to the Antalpha Prime technology platform and service support over the term of the loans. The Company applies the following five-step model to determine revenue recognition on its technology financing fees:

1.	Identify the Contract with Customers: the Company enters into supply chain financing agreements with customers, outlining financing terms and associated obligations, such as the loan principal, fee rate, repayment schedule and collateral requirements. Supply chain loans including the following: mining machine loan, hashrate loan and bundled hashrate loan. Hashrate loan enables the customer to make payments on operating expenditures related to Bitcoin mining. All of our machine loan customers also take out hashrate loans, known as bundled hashrate loans.

●	Mining machine loans have a term of two years and bundled hashrate loans have the same maturity date when bundled with machine loans. Both parties have the right to initiate full repayment on the loans with a 60-day notice. Prepayments must cover all outstanding amounts, and no prepayment penalty or fee apply. Mining machines are secured during the term of the machine loans, and Bitcoin generated from such machines (minus new hashrate loans) adds to the collateral on the loan portfolio. If a customer defaults on a loan, the Company has the right to liquidate the collateral on the loans to recover outstanding balances.

●	Standalone hashrate loans are provided for the payment of mining operating expenditures based on the hashrate output of specified machines, independent of the machine purchase. Standalone hashrate loans are collateralized by Bitcoin generated from specified mining machines net of additional hashrate loans extended at each period. Both parties can terminate the loan with a 30-day notice after 90 days from the loan effective date.

2.	Identify Performance Obligations: the Company provides the following technology access and services to its technology financing fee customers:

●	Access to Antalpha Prime for Risk Monitoring and MPC Technology Services: Customers are provided access to the Antalpha Prime technology platform to monitor and manage their collateral risk and make fund transfers using MPC technologies. Antalpha Prime enables customers to access loan portfolio information, collateral value and loan-to-value (LTV) ratio in near real time;

●	Ongoing Transaction Management and Compliance Monitoring: The Company conducts Anti-Money Laundering (AML) and Counter-Terrorist Financing (CFT) procedures on its vendors on behalf of its customers, and performs Know Your Client (KYC) and Know Your Transaction (KYT) monitoring in line with its AML policy, and supports its customers to meet their AML requirements; and

●	Loan Servicing and Account Service Support: The Company provides service support during application of the loan and throughout the term of the loan, including documentation preparation and support for loan approval, issuance of digital asset addresses and implementation of risk management to ensure secure and timely fund transfers. Customer also has access to best-in-class service support to attend to various matters, such as fund-transfer facilitation, inquiry on recommended vendors relating to mining machine operation, billing questions, etc.

These services above are highly integrated and interdependent, and, thus, are treated as a single performance obligation over the term of the loan.

3.	Determine the Transaction Price: Technology financing fees are calculated as a fixed percentage of the loan principal, reflecting the Company’s commitment to provide fully integrated technology and service support, rather than merely extending credit. Technology financing fees are denominated in USD and are typically settled in USDT.

4.	Allocate the Transaction Price: Given that the Company provides an integrated financing solution, the entire transaction price is allocated to a single performance obligation.

5.	Recognize Revenue As Performance Obligations are Satisfied: Revenue is recognized over time on a straight-line basis throughout the loan duration, as customers simultaneously receive and consume the benefits of the Company’s performance obligations during the loan term. The revenue is recorded on a gross basis, as the Company acts as the principal, retaining pricing discretion and assuming credit risk for the aforementioned performance obligations.

Technology platform fee

Through the Antalpha Prime platform, the Company helps non-U.S. customers connect with and obtain crypto margin loans and certain supply chain loans from its funding partner, Northstar, who funds and bears default risks on these loans. Per the loan agreements, these loans are denominated in USD, but can be funded and repaid in crypto assets so long as the value is equivalent to the principal USD value in the loan agreement. These loans are typically settled in USDT. The Company acts as a service provider to its directly contracted customers and earn a technology platform fee on crypto margin loans over the term of the loan. For crypto margin loans, the Company currently charges an annualized technology platform fee rate between 1.0% to 1.5% on the USD loan principal outstanding for acting as a service provider. The technology platform fee is denominated in USD but are typically paid to the Company in USDT for the equivalent value. The Company recognizes revenue on its technology platform fees based on the five- step model of ASC 606, as follows:

1.	Identify the Contract with Customers: The Company enters into a platform service agreement with its customer, which governs the customer’s access to the Company’s technology platform and services. Additionally, the Company has separate service agreements with its funding partner that stipulate the Company will deduct its technology service fee from customer’s crypto asset remittance before transferring the loan interest payment to the funding partner.

2.	Identify Performance Obligations: The Company provides the following services to its technology platform fee customers:

●	Access to Antalpha Prime for Risk Monitoring: Customers are provided access to Antalpha Prime to monitor and manage their collateral risk. The Company’s financing partners hold default risks on the third-party loans, and fund transfers on these third-party loans are made directly between the Company’s financing partners and the customers; and

●	Loan Servicing and Account Service Support: The Company provides service support during the loan application process and throughout the term of the loan, including documentation preparation and support for loan application and approval, and service support during the term of the loan, including coordination between the customers and financing partner, attending to questions on the loan term and billing questions, etc.

Since these services are highly integrated and interdependent, they are treated as a single performance obligation that is satisfied over time.

3.	Determine the Transaction Price: Technology platform fees are calculated as a fixed percentage of the outstanding balance on the loan provided by the funding partner. The fees are denominated in USD and are typically settled in cryptocurrency, such as USDT.

4.	Allocate the Transaction Price: As the Company provides a single, integrated technology solution, the entire transaction price is allocated to a single performance obligation.

5.	Recognize Revenue as Performance Obligations are Satisfied: Revenue is recognized on a straight-line basis over the loan period, as customers continuously receive and benefit from the Company’s performance obligations throughout the loan term. The Company records revenue on a net basis, acting as an agent between its funding partners and customers by facilitating a range of technological support services for both parties. As an agent, the Company does not assume any credit risk for the performance obligations it provides.

Other revenue

Other revenue consists of interest income earned from the Company’s proprietary margin loan activities. For these loans, the Company acts as the principal to fund the loans, and bears the full risk of counterparty default.

Revenue is recognized as interest income over the term of the loan using the effective interest method. Interest income is recognized only to the extent it is deemed collectible. The Company evaluates the creditworthiness of the borrowers and the sufficiency of the collateral (typically digital assets) on a recurring basis. If a loan is placed on non-accrual status due to credit deterioration, the recognition of interest income is suspended.

As of December 31, 2025, all such proprietary margin loan arrangements had been fully settled, and no related loan balances or interest receivables remained outstanding.

Funding cost

Funding cost represents the cost of borrowings from the funding partner and are expensed as incurred.

Technology and development

Technology and development expenses primarily consist of personnel related expenses, network and other infrastructure costs, and other costs, including travel and depreciation. Technology and development costs are expensed as incurred.

Sales and marketing

Sales and marketing expenses primarily consist of personnel related expenses, event and other marketing expenditures and other costs, including travel and entertainment and depreciation. Sales and marketing costs are expensed as incurred.

General and administrative

General and administrative expenses primarily consist of personnel-related expenses, general overhead and administrative costs, provision for credit loss, and other costs, including travel and entertainment and depreciation. General and administrative costs are expensed as incurred.

Employee benefit

Defined contribution plan

The Company participates in the national/statutory pension schemes as defined by the laws of Singapore, Hong Kong and United States jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

Government grants

The Company recognizes government grants when it is reasonably assured that the grants will be received and the conditions attached to them will be met. Grants are recorded in other income/(expenses), net, if they are intended to compensate for costs incurred.

Income taxes

The Company accounts for income taxes using the asset and liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when management estimates that it is more likely than not that deferred tax assets will not be realized. Realization of deferred tax assets is dependent upon future pre-tax earnings, the reversal of temporary differences between book and tax income, and the expected tax rates in future periods.

The Company is required to evaluate the tax positions taken in the course of preparing its tax returns to determine whether tax positions are more likely than not to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount that is initially recognized. It is the Company’s practice to recognize interest and penalties related to income tax matters in income tax expense.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters. The Company recognizes its liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Related party transactions

Parties, whether they are corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Earnings/(loss) per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260 “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average number of ordinary shares outstanding for the period. Diluted EPS presents the diluted effect on a per share basis of the potential ordinary shares (e.g., share-based payment awards) as if they had been converted at the beginning of the periods presented, or issuance date, if later. The dilutive impact of share options granted under the Company’s share incentive plan is considered using the treasury stock method.

Service-Based Options: Under ASC 260, unvested options subject only to service conditions shall be included in diluted EPS based on the estimated number of options expected to vest. Accordingly, for the year ended December 31, 2025, the weighted-average number of service-based options outstanding was included in the diluted EPS calculation.

Performance-Based Options: These options vest only upon a qualifying liquidity event. A qualifying liquidity event occurred upon the Company’s initial public offering on May 14, 2025, and accordingly, a total of 592,875 performance-based options vested upon the IPO. These vested options were included in the diluted EPS calculation for the year ended December 31, 2025.

Market-Based Options: As of December 31, 2025, the 1,500,000 Class B Ordinary Shares underlying the performance awards granted to the CEO are subject to specified market capitalization targets. These contingently issuable shares are excluded from the calculation of diluted EPS as the market conditions were not met as of the end of the reporting period.

Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the year ended December 31, 2023, 2024, and 2025, there were no ordinary shares that have an anti-dilutive effect.

Segment information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company’s CODM is the Chief Executive Officer. Prior to the acquisition of Aurelion in October 2025, the Company operated as a single operating segment. Following the acquisition, the Company reorganized its internal reporting structure and the CODM began to review financial information and allocate resources based on two operating segments: (i) Antalpha Prime (“AA Prime”), which primarily provides technology-based supply chain financing and platform services; and (ii) XAUt Treasury Strategy (“XAUt”), which focuses on digital asset treasury management. The CODM primarily evaluates the performance of these segments based on segment profit or loss. As a result, the Company has presented segment information for the year ended December 31, 2025 (Note 24).

Comparative information for the prior year has been recast to conform to the current year’s presentation. As the majority of the Company’s long-lived assets are located in Singapore, no geographical segments are presented.

Recently issued accounting pronouncements

The Company is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company elected to take advantage of the extended transition periods. However, this election will not apply should the Company cease to be classified as an EGC.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Company adopted the updated guidance for the year ended December 31, 2025, and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new disclosure requirements.

ASC 280 Segment Reporting (“ASC 280”) establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. The Company has one reportable segment, and its chief operating decision maker uses one reporting segment to allocate resources and assess the performance of the Company. The Company does not distinguish between markets nor segments for the purpose of internal reporting, as such information is not meaningful to management. ASU 280 is effective for fiscal years beginning after December 15, 2023, including interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted and adoption is retrospectively to all periods presented in the financial statements. The Company elected to early adopt ASU 280 since inception, as the Company has not issued financial statements in historical periods.

Recent accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). ASU 2024-03 requires, in the notes to the annual and interim financial statements, disaggregated information about certain income statement expense line items. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted.

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.